Business Combination, Significant Transaction and Sale of Business - Schedule of Estimated Fair Values of the Assets Acquired and Liabilities at the Date of Acquisition (Parentheticals) (Details)
$ in Thousands
12 Months Ended
Dec. 31, 2024 USD ($)
Acquisition of NCDC S.A (” NCDC “) [Member]
Schedule of Estimated Fair Values of the Assets Acquired and Liabilities at the Date of Acquisition [Line Items]
Cash acquired	$ 2,119